Discontinued operation of HJX business (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Assets Available for Sale [Table Text Block]
The following tables present the aggregate carrying amounts of assets classified as Held for Sale in the consolidated balance sheet:

	December 31,
	2016	2017

Carrying amount of assets held for sale:
Intangible assets, net- trademark	$495,159	$353,691
Intangible assets, net- distribution network	80,114	—
Prepaid expense-copyright	$227,114	$122,245
Total assets held for sale	$802,387	$475,936

Disposal Groups, Including Discontinued Operations [Table Text Block]
The results of operations associated with discontinued operations are presented in the following table:

	For the years ended December 31,
	2015	2016	2017

Net revenues:
Direct sales	1,402,176	471,293	195,589
Distribution sales	23,187,270	7,578,128	1,771,829
Total net revenues	24,589,446	8,049,421	1,967,418

Cost of revenues:
Direct sales	(850,458)	(375,834)	(185,664)
Distribution sales	(18,543,098)	(6,366,283)	(2,187,001)
Total cost of revenues	(19,393,556)	(6,742,117)	(2,372,665)

Gross profit	5,195,890	1,307,304	(405,247)
Operating expenses:
Other selling and marketing expenses	(10,767,567)	(5,932,307)	(1,922,342)
General and administrative expenses	(6,174,634)	(2,284,064)	(1,146,917)
Total operating expenses	(16,942,200)	(8,216,371)	(3,069,259)
Income from discontinued operations before income taxes	$(11,746,310)	$(6,909,067)	$(3,474,506)
Income tax expense	—	—	—
Income from discontinued operations	$(11,746,310)	$(6,909,067)	$(3,474,506)